Financial Commitments and Contingent Liabilities - Disclosure of Financial Commitments (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018
Financial Commitments [Abstract]
Operating lease commitments	£ 6,619	£ 6,597
TV programme rights commitments	2,113	2,823
Capital commitments	1,432	993
Other commitments	253	624
Total	£ 10,417	£ 11,037